Business Combinations (Details) (Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012 Franchise	Dec. 31, 2011 Franchise	Dec. 31, 2010 Franchise
Business Combinations (Textual) [Abstract]
Number of franchises acquired	14	7	5
Purchase price for acquired franchises	$ 83,000	$ 233,817	$ 24,492
Ownership percentage of joint venture exchanged			50.00%
Ownership percentage in franchises acquired by exchange of joint venture ownership			100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles			$ 13,331